ORGANIZATION AND PRINCIPAL ACTIVITIES - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 29, 2024
Subsidiaries, VIEs and VIEs subsidiaries
VIE and subsidiaries, percentage of net revenue	78.60%
Service fees payable	$ 141,943	$ 712,692	$ 536,956
Majority shareholder
Subsidiaries, VIEs and VIEs subsidiaries
Deed of undertaking (in percent)	50.00%